Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets and property, plant and equipment [abstract]
Fixed assets payable in the opening balance	€ 3,707	€ 3,732	€ 2,355
Business related variations	55	(20)	1,304
Changes in the scope of consolidation		17	75
Translation adjustment	(32)	(90)	10
Reclassifications and other items	(74)	68	(12)
Reclassification to assets held for sale	0	0	0
Fixed assets payable in the closing balance	€ 3,656	€ 3,707	€ 3,732